Parent Company Only Financial Information	12 Months Ended
Jun. 30, 2024
Parent Company Only Financial Information
Parent Company Only Financial Information

Note 20 - Parent Company Only Financial Information

The following condensed financial statements summarize the financial position and results of operations and cash flows of the parent holding company, Marathon Bancorp, Inc., as of June 30, 2024 and 2023 and for the years then ended.

Parent Only Condensed Balance Sheets

	June 30,
	2024	2023
Assets
Cash in bank subsidiary	$ 3,374,104	$ 3,374,104
Investment in subsidiary, at underlying equity	28,955,130	28,727,937
Loan receivable-ESOP	794,906	819,411
Other assets	52,700	40,827
Total Assets	$ 33,176,840	$ 32,962,279

Liabilities and Stockholders' Equity
Liabilities:
Due to subsidiary bank	$ 1,870,281	$ 1,679,109
Other liabilities	11,775	3,652
Total liabilities	1,882,056	1,682,761

Stockholders' equity:
Total stockholders' equity	31,294,784	31,279,518
Total liabilities and stockholders' equity	$ 33,176,840	$ 32,962,279

Parent Only Condensed Statements of Income

	Years Ended June 30,
	2024	2023
Interest income:
Income on ESOP loan	$ 26,233	$ 27,017
Total interest income	26,233	27,017

Non-interest expenses:
Other non-interest expense	(97,863)	(80,020)
Total non-interest expense	(97,863)	(80,020)

Loss before income tax benefit	(71,630)	(53,003)
Income tax benefit	(15,923)	(17,345)

Income before equity in undistributed earnings (loss) of bank	(55,707)	(35,658)

Equity in undistributed earnings (loss) of bank	(131,287)	1,707,728

Net income (loss)	($ 186,994)	$ 1,672,070

Parent Only Condensed Statements of Cash Flows

	Years Ended June 30,
	2024	2023
Cash flows from operating activities:
Net income	($ 186,994)	$ 1,672,070
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income (loss) of bank	131,287	(1,707,728)
Increase in other assets	(11,873)	(11,364)
Increase (decrease) in other liabilities	8,123	(81)
Net cash used in operating activities	(59,457)	(47,103)

Cash flows from investing activities:
Principal payments on loan receivable-ESOP	24,505	23,734
Net cash provided by investing activities	24,505	23,734

Cash flows from financing activities:
Purchase and retirement of treasury stock	(156,220)	(1,371,844)
Loan from subsidiary bank	191,172	1,395,213
Net cash provided by financing activities	34,952	23,369

Net change in cash and cash equivalents	-	-

Cash and cash equivalents-beginning of year	3,374,104	3,374,104

Cash and cash equivalents-end of year	$ 3,374,104	$ 3,374,104